CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income	[1]	$ 606	$ 1,619	$ 27
Adjusted for the following items:
Earnings from investments in associates, net of distributions received		23	29	0
Depreciation and amortization expense		365	211	236
Mark-to-market and other		73	(2)	(77)
Remeasurement of exchangeable and class B shares		(34)	(1,058)	447
Deferred income tax expense (recovery)		20	(79)	171
Changes in non-cash working capital, net		6	173	35
Cash from operating activities		1,059	893	839
Investing Activities
Acquisition of subsidiaries, net of cash acquired		(3,086)	0	0
Disposal of subsidiaries, net of cash disposed		0	0	817
Investment in associates		0	(455)	0
Disposal of investments in associates		435	0	0
Purchase of long-lived assets		(594)	(525)	(417)
Disposal of long-lived assets		75	4	2
Purchase of financial assets		(57)	(71)	0
Sale of financial assets		53	0	0
Settlement of foreign exchange and other hedging items		0	0	(76)
Cash (used by) from investing activities		(3,174)	(1,047)	326
Financing Activities
Exchangeable shares issued, net of costs		0	0	128
Distributions to non-controlling interests		(458)	(448)	(425)
Acquisition of partial interest from non-controlling interest		0	0	(283)
Capital provided by non-controlling interest		2,911	0	0
Proceeds from non-recourse borrowings		1,313	2,143	377
Repayment of non-recourse borrowings		(1,136)	(1,060)	(211)
Loans and repayments from Brookfield Infrastructure		1,057	605	15
Loans and repayments to Brookfield Infrastructure		(1,472)	(138)	(469)
Other financing activities		(32)	0	0
Settlement of deferred consideration		0	(1,106)	0
Cash from (used by) financing activities		2,183	(4)	(868)
Cash and cash equivalents
Change during the year		68	(158)	297
Impact of foreign exchange on cash		26	134	(20)
Balance, beginning of year		445	469	192
Balance, end of year		$ 539	$ 445	$ 469

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.